Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Derivatives liabilities	₩ 27,328	₩ 69,872
Financial guarantee liabilities	50,472	59,940
Other financial liabilities, current	77,800	129,812
Non-current
Derivatives liabilities	46,429	85,638
Financial guarantee liabilities	17,733	28,467
Other financial liabilities, non-current	₩ 64,162	₩ 114,105